Business Combinations (Policies)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Business Combination
Accounting Policies	Accounting Estimates and Judgments

•  The acquisition method is followed.

•  Consideration is measured at the aggregate of the fair values of assets transferred, liabilities incurred or assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date.

•  The acquisition date is the date the Company obtains control over the acquiree.

•  Identifiable assets acquired and liabilities assumed are generally measured at fair value.

•  Acquisition-related costs are recognized in net earnings as incurred.

•  The excess of total consideration for each acquisition plus non-controlling interest in the acquiree, over the fair value of the identifiable net assets acquired, is recorded as goodwill.

•  Purchase price allocation involves judgment in identifying assets acquired and liabilities assumed and estimation of their fair values.

•  Judgment is required to determine which entity is the acquirer in a merger of equals. In identifying PotashCorp as the acquirer, the companies considered the voting rights of all equity instruments, the intended corporate governance structure of the combined company, the intended composition of senior management of the combined company and the size of each of the companies. In assessing the size of each of the companies, the companies evaluated various metrics. No single factor was the sole determinant in the overall conclusion that PotashCorp is the acquirer for accounting purposes; rather, all factors were considered in arriving at the conclusion.

Operating Segments

Accounting Policies	Accounting Estimates and Judgments

Operating Segments

Prior to the Merger, the Company identified the Chief Executive Officer as the Chief Operating Decision Maker (“CODM”) under IFRS and used gross margin to measure the segments’ profit or loss. The operating segments were limited to the following: Potash, Nitrogen and Phosphate. The changes in the structure of the Company’s internal organization as a result of the Merger caused the composition of the operating segments to change as well as who the Company identified to be the CODM.

Post-Merger, the Company identified the Executive Leadership Team (“ELT”), comprised of officers at the Executive Vice President level and above, as the CODM. The CODM uses net (loss) earnings before finance costs, income taxes, and depreciation and amortization (“EBITDA”) to measure performance and allocate resources to the operating segments. The CODM believes EBITDA to be an important measure as it excludes the effects of items that primarily reflect the impact of long-term investment and financing decisions, rather than the performance of the Company’s day-to-day operations.

In 2019, the Company’s CODM reassessed product groupings and decided to evaluate the performance of sulfate products as part of the Nitrogen segment, rather than the Phosphate and Sulfate segment; therefore, future comparative figures will be restated for the change in the composition of the segments, which will result in an increase in the Nitrogen segment and a decrease in the Phosphate and Sulfate segment. For the year ended December 31, 2018, this change will be approximately $121, $42, and $69 in sales, gross margin and EBITDA, respectively.

Operating Segments

Judgment is used in determining the composition of the reportable segments based on factors including risks and returns, internal organization, and internal reports reviewed by the CODM.

Certain expenses are allocated across segments based on an appropriate basis such as production capacities or historical trends.

Revenue

Accounting Policies	Accounting Estimates and Judgments

•  Seed – various third-party supplier seed brands and proprietary seed product lines;

•  Merchandise – sales of fencing, feed supplements, livestock-related animal health products, storage and irrigation equipment, and other products; and

•  Services and other revenues – sales of product application, soil and leaf testing, crop scouting and precision agriculture services, financial services and livestock marketing.

Provisions for returns, trade discounts and rebates are deducted from sales revenue.

Potash, Nitrogen, and Phosphate and Sulfate

The Company manufactures and sells potash, nitrogen, and phosphate and sulfate products. While agriculture is the Company’s primary market, it also produces products for animal nutrition and industrial uses.

The Company’s sales revenue is recorded and measured based on the “freight on board” mine, plant, warehouse or terminal price specified in the contract (except for certain vessel sales or specific product sales that are shipped and recorded on a delivered basis), which reflects the consideration the Company expects to be entitled to in exchange for the goods or services, net of any variable consideration (e.g., any trade discounts or estimated volume rebates). Where volume rebates are provided for in customer contracts, the Company estimates revenue at the earlier of the most likely amount of consideration expected to be received or when the consideration becomes fixed. The Company’s customer contracts may provide certain product quality specification guarantees but do not generally provide for refunds or returns.

Sales prices are based on North American and International benchmark market prices which are variable and subject to global supply and demand, and competitive factors.

	Potash	Nitrogen	Phosphate and Sulfate

Products	• North American – primarily granular • Offshore (International) – primarily granular and standard	• Ammonia, urea, urea ammonium nitrate, and industrial grade ammonium nitrate	• Solid fertilizer, liquid fertilizer, industrial products and feed products

Sales prices impacted by

•  North American prices referenced at delivered prices (including transportation and distribution costs)

•  International prices referenced at the mine site (excluding transportation and distribution costs)

		• Global energy costs and supply	• Global ammonia and sulfur costs and supply

Other

The Company does not provide general warranties. Intersegment sales are made under terms that approximate market value. Transportation costs are generally recovered from the customer through sales pricing.

Seasonality in the Company’s business results from increased demand for products during planting season. Crop input sales are generally higher in spring and fall crop input application seasons. Crop nutrient inventories are normally accumulated leading up to each application season. The Company’s cash collections generally occur after the application season is complete while customer prepayments are concentrated in December and January.

Cost of goods sold	Cost of goods sold represents the cost of purchasing products for resale and costs primarily incurred at, and charged to, producing facilities.
Selling and general and administrative expenses	The primary components of selling and general and administrative expenses are compensation, other employee costs, depreciation and amortization, other operating leases and fleet fuel, repairs and maintenance.
Income Taxes

Accounting Policies		Accounting Estimates and Judgments

The Company operates in a specialized industry and in several tax jurisdictions. As a result, its income is subject to various rates of taxation. Taxation on items recognized in the consolidated statements of earnings, other comprehensive income (“OCI”) or contributed surplus is recognized in the same location as those items.

Taxation on (loss) earnings is comprised of current and deferred income tax.

Estimates and judgments to determine the Company’s taxes are impacted by:

•  the breadth of the Company’s operations; and

•  global complexity of tax regulations.

The final taxes paid, and potential adjustments to tax assets and liabilities, are dependent upon many factors including:

•  negotiations with taxation authorities in various jurisdictions;

•  outcomes of tax litigation; and

•  resolution of disputes arising from federal, provincial, state and local tax audits.

Estimates and judgments are used to recognize the amount of deferred tax assets, which:

•  includes the probability that future taxable profit will be available to use deductible temporary differences, and could be reduced if projected earnings are not achieved or increased if earnings previously not projected become probable.

Current income tax is:	Deferred income tax is:

•  the expected tax payable on the taxable earnings for the year;

•  calculated using rates enacted or substantively enacted at the dates of the consolidated balance sheets in the countries where the Company’s subsidiaries, held for sale investees and equity-accounted investees operate and generate taxable earnings; and

•  inclusive of any adjustment to income tax payable or recoverable in respect of previous years.

•  recognized using the liability method;

•  based on temporary differences between financial statements’ carrying amounts of assets and liabilities and their respective income tax bases; and

•  determined using tax rates that have been enacted or substantively enacted by the dates of the consolidated balance sheets and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Uncertain income tax positions are accounted for using the standards applicable to current income tax liabilities and assets, i.e., both liabilities and assets are recorded when probable and measured at the amount expected to be paid to (recovered from) the taxation authorities using the Company’s best estimate of the amount.

Deferred income tax is not accounted for:

•  with respect to investments in subsidiaries and equity-accounted investees where the Company is able to control the reversal of the temporary difference and that difference is not expected to reverse in the foreseeable future; and

•  if arising from initial recognition of an asset or liability in a transaction, other than a business combination, that at the time of the transaction affects neither accounting nor taxable profit or loss.

The realized and unrealized excess tax benefits from share-based payment arrangements are recognized in contributed surplus as current and deferred tax, respectively.

Deferred income tax assets are reviewed at each balance sheet date and amended to the extent that it is no longer probable that the related tax benefit will be realized.

Income tax assets and liabilities are offset when:

For current income taxes, the Company has:	For deferred income taxes:
• a legally enforceable right to offset the recognized amounts [1] ; and • the intention to settle on a net basis or realize the asset and settle the liability simultaneously.

•  the Company has a legally enforceable right to set off current tax assets against current tax liabilities; and

•  they relate to income taxes levied by the same taxation authority on either: 1) the same taxable entity; or 2) different taxable entities intending to settle current tax liabilities and assets on a net basis, or realize assets and settle liabilities simultaneously in each future period. [2]

1  For income taxes levied by the same taxation authority and the authority permits the Company to make or receive a single net payment or receipt.

2  In which significant amounts of deferred tax liabilities or assets expected are to be settled or recovered.

Assets Held for Sale and Discontinued Operations
Accounting Policies	Accounting Estimates and Judgments

The Company classifies assets and liabilities as held for sale if it is highly probable that the carrying value will be recovered through a sale transaction within one year rather than through continuing use.

Discontinued operations represent a component of the Company’s business that either has been disposed of, or is classified as held for sale, and represents a separate major line of business or geographic area of operations or is a part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations.

The Company’s significant policies include:

•  cessation of equity accounting for associates and joint ventures at the date the investments were classified as held for sale;

•  measurement of assets at the lower of carrying amount and fair value less costs to sell, with the exception of financial assets measured at FVTOCI;

•  unrealized gains and losses on remeasurement of investments measured at FVTOCI are recorded, net of related income taxes, to OCI;

•  dividends received are recorded on the consolidated statements of earnings; and

•  the comparative statements of earnings and OCI are restated as if the operation had been discontinued from the start of the comparative year.

Expected cost to sell the investments requires estimation, which is based on several factors such as historical trends of similar types of investments sold, the percentage of investments held relative to the total shares in circulation and the type of the investment.

Judgment involves determining:

•  whether the highly probable standard is met and the date when equity accounting ceases; and

•  if the business component for sale or disposal meets the criteria of a discontinued operation.

Cash Flow	Accounting Policy Highly liquid investments with a maturity of three months or less from the date of purchase are considered to be cash equivalents.
Financial Instruments and Related Risk Management

Accounting Policies	Accounting Estimates and Judgments
Financial instruments are classified and measured as follows:	Judgment is required to determine whether the right to offset is legally enforceable.

Fair Value Through Profit or Loss (“FVTPL”)	FVTOCI	Financial Assets and Liabilities at Amortized Cost [1]	For derivatives or embedded derivatives, the most
significant area of judgment is whether the
contract can be settled net. This is one of the
criteria used to determine whether a contract for a
nonfinancial asset is considered a derivative and
accounted for as such. Judgment is also applied in
determining whether an embedded derivative is
closely related to the host contract, in which case
bifurcation and separate accounting are not
necessary.

Instrument type	Cash and cash equivalents and derivatives	Equity investments not held for trading	Receivables, short-term debt, payables and accrued charges, long-term debt, other long-term debt instruments

Measurement	Fair value	Fair value	Amortized cost

Fair value gains and losses	Profit or loss	OCI [2]	–

Interest and dividends	Profit or loss	Profit or loss	Profit or loss: effective interest rate

Impairment of assets	–	–	Profit or loss

Foreign exchange	Profit or loss	OCI	Profit or loss

Transaction costs	Profit or loss	OCI	Included in cost of instrument

1  Amortized cost is applied if the objective of the business model for the instrument or group of instruments is to hold the asset to collect the contractual cash flows and the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest.

2  For equity investments not held for trading, the Company may make an irrevocable election at initial recognition to recognize changes in fair value through OCI rather than profit or loss. The Company made this election for its investments in ICL, Sinofert and certain equity investments as the investments are held for strategic purposes.

Accounting Policies	Accounting Estimates and Judgments

Financial instruments are recognized at trade date when the Company commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or the Company has transferred them, and all the risks and rewards of ownership have been substantially transferred.

Derivatives are used to lock in commodity prices and exchange rates. For designated and qualified cash flow hedges:

•  the effective portion of the change in the fair value of the derivative is accumulated in OCI;

•  when the hedged forecast transaction occurs, the related gain or loss is removed from AOCI and included in the cost of inventory;

•  the hedging gain or loss included in the cost of inventory is recognized in earnings when the product containing the hedged item is sold or becomes impaired; and

•  the ineffective portions of hedges are recorded in net earnings in the current period.

The Company also assesses whether the natural gas derivatives used in hedging transactions are expected to be or were highly effective, both at the hedge’s inception and on an ongoing basis, in offsetting changes in fair values of hedged items. Hedge effectiveness related to the Company’s New York Mercantile Exchange (“NYMEX”) natural gas hedges is assessed on a prospective and retrospective basis using regression analyses. The Company’s Alberta Energy Company (“AECO”) natural gas hedges are assessed using a qualitative assessment. Potential sources of ineffectiveness are changes in timing of forecast transactions, changes in volume delivered or changes in credit risk of the Company or the counterparty.

Financial assets and financial liabilities are offset and the net amount is presented in the consolidated balance sheets when the Company:

•  currently has a legally enforceable right to offset the recognized amounts; and

•  intends either to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

See Note 32 for discussion related to the policies, estimates and judgments for fair value measurements.

Trade Receivables

Accounting Policies	Accounting Estimates and Judgments

Trade accounts receivable are recognized initially at fair value and subsequently measured at amortized cost less provision for impairment of trade accounts receivable. When a trade account receivable is uncollectible, it is written off against the provision. Subsequent recoveries of amounts previously written off are credited to the consolidated statements of earnings.

Vendors may offer various incentives to purchase products for resale. Vendor rebates and prepay discounts are accounted for as a reduction of the prices of the suppliers’ products. Rebates based on the amount of materials purchased reduce cost of goods sold as inventory is sold. Rebates are offset based on sales volumes to cost of goods sold if the rebate has been earned based on sales volumes of products.

Rebates that are probable and can be reasonably estimated are accrued. Rebates that are not probable or estimable are accrued when certain milestones are achieved. Rebates not covered by binding agreements or published vendor programs are accrued when conclusive documentation of right of receipt is obtained.

Determining when amounts are deemed uncollectible requires judgment.

Estimation of rebates can be complex in nature as vendor arrangements are diverse. The amount of the accrual is determined by analyzing and reviewing historical trends to apply negotiated rates to estimated and actual purchase volumes. Estimated amounts accrued throughout the year could also be impacted if actual purchase volumes differ from projected volumes.

Summary of Inventories
Accounting Policies		Accounting Estimates and Judgments

Inventories are valued monthly at the lower of cost and net realizable value. Costs are allocated to inventory using the weighted average cost method and include: direct acquisition costs, direct costs related to units of production and a systematic allocation of fixed and variable production overhead, as applicable.

Net realizable value is based on:

Judgment is used to allocate production overhead to inventories and to determine net realizable value, including the appropriate measure and inputs of a combination of interrelated demand and supply variables.
For products purchased for resale, finished products, intermediate products and raw materials	For materials and supplies

• selling price of the finished product (in ordinary course of business); • less the estimated costs of completion; and • less the estimated costs to make the sale.	• replacement cost.

A writedown is recognized if carrying amount exceeds net realizable value and may be reversed if the circumstances which caused it no longer exist.

Property, Plant and Equipment

Accounting Policies	Accounting Estimates and Judgments

Property, plant and equipment (which include certain mine development costs, pre-stripping costs and assets under construction) are carried at cost less accumulated depreciation and any recognized impairment loss.

Cost includes all expenditures directly attributable to bringing the asset to the location and installing it in working condition for its intended use, including:

•  additions to, and betterments and renewals of, existing assets;

•  borrowing costs incurred during construction using a capitalization rate based on the weighted average interest rate of the Company’s outstanding debt; and

•  a reduction for income derived from the asset during construction.

Each component of an item of property, plant and equipment with a cost that is significant in relation to the item’s total cost is depreciated separately. When the cost of replacing part of an item of property, plant and equipment is capitalized, the carrying amount of the replaced part is derecognized. The cost of major inspections and overhauls is capitalized and depreciated over the period until the next major inspection or overhaul. Maintenance and repair expenditures that do not improve or extend productive life are expensed in the period incurred.

Environmental costs related to current operations are also capitalized if:

•  property life is extended;

•  capacity is increased;

•  contamination from future operations is mitigated or prevented; or

•  related to legal or constructive asset retirement obligations.

Judgment involves determining:

•  costs, including income or expenses derived from an asset under construction, that are eligible for capitalization;

•  timing to cease cost capitalization, generally when the asset is capable of operating in the manner intended by management, but also considering the circumstances and the industry in which the asset is to be operated, normally predetermined by management with reference to such factors as productive capacity;

•  the appropriate level of componentization (for individual components for which different depreciation methods or rates are appropriate);

•  repairs and maintenance that qualify as major inspections and overhauls; and

•  useful life over which such costs should be depreciated.

Certain property, plant and equipment directly related to the Potash, Nitrogen, and Phosphate and Sulfate segments are depreciated using the units-of-production method based on the shorter of estimates of reserves or service lives. Pre-stripping costs are depreciated on a units-of-production basis over the ore mined from the mineable acreage stripped. Land is not depreciated. The remaining assets are depreciated on a straight-line basis.

The following estimated useful lives have been applied to the majority of property, plant and equipment assets as at December 31, 2018:

		Useful Life Range (years)	Weighted Average Useful Life (years) [1]
	Land improvements	5 to 80	35
	Buildings and improvements	2 to 60	38
	Machinery and equipment	1 to 80	25
	1 Weighted by carrying amount as at December 31, 2018.

Estimated useful lives, expected patterns of consumption, depreciation method and residual values are reviewed at least annually with the effect of any changes in estimate being accounted for on a prospective basis.

Uncertainties are inherent in estimating reserve quantities, particularly as they relate to assumptions regarding future prices, the geology of the Company’s mines, the mining methods used, and the related costs incurred to develop and mine its reserves. Changes in these assumptions could result in material adjustments to reserve estimates, which could result in impairments or changes to depreciation expense in future periods.

Goodwill and Other Intangible Assets

Accounting Policies	Accounting Estimates and Judgments

Goodwill is carried at cost, is not amortized, and represents the excess of the cost of an acquisition over the fair value of the Company’s share of the net identifiable assets of the acquired subsidiary at the date of acquisition.

An intangible asset is recognized when it is:

•  reliably measurable;

•  identifiable (separable or arises from contractual rights);

•  probable that expected future economic benefits will flow to the Company; and

•  controllable by the Company.

Amortization is recognized in net earnings as an expense related to the function of the intangible asset.

The following expenses are not recognized as an asset:

•  costs to maintain software programs; and

•  development costs that do not meet the capitalization criteria.

Goodwill is allocated to CGUs or groups of CGUs for impairment testing based on the level at which it is monitored by management, and not at a level higher than an operating segment. The allocation is made to those CGUs or groups of CGUs expected to benefit from the business combination in which the goodwill arose.

Judgment is applied in determining when expenditures are eligible for capitalization as intangible assets.

Estimation is applied to determine expected useful lives used in the straight-line amortization of intangible assets with finite lives.

The following estimated useful lives have been applied to finite-lived intangible assets as at December 31, 2018.

Useful Life Range (years)
Customer relationships	6 to 15
Technology	3 to 7
Trade names [1]	10 to 20
Other	1 to 30

1	Certain trade names have indefinite useful lives as there are no regulatory, legal, contractual, cooperative, economic or other factors that limit their useful lives.

Useful lives are reviewed, and adjusted if appropriate, at least annually.

Asset Retirement Obligations and Accrued Environmental Costs

Accounting Policies	Accounting Estimates and Judgments

Provisions are:

•  recognized for present legal or constructive obligations arising from past events where a future outflow of resources is probable, provided that amount can be reliably estimated;

•  measured at the present value of the cash flow expected to be required to settle the obligation; and

•  reviewed at the end of each reporting period for any changes, including the discount rate, foreign exchange rate and amount or timing of the underlying cash flows, and adjusted against the carrying amount of the provision and any related asset; otherwise, it is recognized in net earnings.

A gain or loss may be incurred upon settlement of the liability.

As a result of the Merger, the Company recognized contingent liabilities, which represents additional environmental costs that are present obligations of the Company although cash outflows of resources are not probable. These contingent liabilities are subsequently measured at the higher of the amount initially recognized and the best estimate of the expenditures to be incurred.

Asset retirement obligations and accrued environmental costs include:

•  reclamation and restoration costs at the Company’s potash and phosphate mining operations, including management of materials generated by mining and mineral processing, such as various mine tailings and gypsum;

•  land reclamation and revegetation programs;

•  decommissioning of underground and surface operating facilities;

•  general cleanup activities aimed at returning the areas to an environmentally acceptable condition; and

•  post-closure care and maintenance.

Estimates for provisions take into account:

•  most provisions will not be settled for a number of years;

•  environmental laws and regulations and interpretations by regulatory authorities could change or circumstances affecting the Company’s operations could change, either of which could result in significant changes to current plans; and

•  the nature, extent and timing of current and proposed reclamation and closure techniques in view of present environmental laws and regulations.

It is reasonably possible that the ultimate costs could change in the future and that changes to these estimates could have a material effect on the Company’s financial statements.

The Company uses appropriate technical resources, including outside consultants, to develop specific site closure and post-closure plans in accordance with the requirements of the various jurisdictions in which it operates. Other than certain land reclamation programs, settlement of the obligations is typically correlated with mine life estimates.

Investments in Equity-Accounted Investees
Accounting Policies			Accounting Estimates and Judgments

Investments in Equity-Accounted Investees

Investments in which the Company exercises significant influence (but does not control) or has joint control (as joint ventures) are accounted for using the equity method. Significant influence is the power to participate in the financial and operating policy decisions of the investee, commonly referred to as associates.

The Company’s significant policies include:

Investments in Equity-Accounted Investees and Investments at FVTOCI

Judgment is necessary in determining:

•  when significant influence exists; and

•  if objective evidence of impairment exists for equity-accounted investees and, if so, the amount of impairment.

Significant Policy	Statement of Comprehensive Income	Investment
Proportionate share of net earnings (loss) adjusted for any fair value adjustments at acquisition date and differences in accounting policies	Net earnings (loss)	Increase (decrease)

Gain (loss) on disposal	Net earnings (loss)	Increase (decrease)

Proportionate share of post-acquisitions movements in OCI (loss)	OCI (loss)	Increase (decrease)

Impairment (loss) reversal [1]	Net earnings (loss)	Increase (decrease)

Dividends received	–	(Decrease)

1  An impairment test is performed when there is objective evidence of impairment, such as significant adverse changes in the environment in which the equity-accounted investee operates or a significant or prolonged decline in the fair value of the investment below its carrying amount.

Investments at FVTOCI

The fair value of investments designated as FVTOCI is recorded in the consolidated balance sheets, with unrealized gains and losses, net of related income taxes, recorded in AOCI.

The Company’s significant policies include:

•  the cost of investments sold is based on the weighted average method; and

•  realized gains and losses on these investments remain in OCI, but the cumulative balance can be transferred to another equity reserve, such as retained earnings.

Investments of FVTOCI

Investments at FVTOCI

The fair value of investments designated as FVTOCI is recorded in the consolidated balance sheets, with unrealized gains and losses, net of related income taxes, recorded in AOCI.

The Company’s significant policies include:

•  the cost of investments sold is based on the weighted average method; and

•  realized gains and losses on these investments remain in OCI, but the cumulative balance can be transferred to another equity reserve, such as retained earnings.

Long-Term Debt
Accounting Policy
Issue costs of long-term debt obligations are capitalized to long-term obligations and are amortized to expense over the term of the related liability using the effective interest method.

Commitments
Accounting Policies	Accounting Estimates and Judgments

Leases entered into are classified as either finance or operating leases. Leases that transfer substantially all of the risks and rewards of ownership of property to the Company are accounted for as finance leases. They are capitalized at the commencement of the lease at the lower of the fair value of the leased property and the present value of the minimum lease payments. Property acquired under a finance lease is depreciated over the shorter of the period of expected use on the same basis as other similar property, plant and equipment and the lease term.

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Rental payments under operating leases are expensed in net earnings on a straight-line basis over the period of the lease.

Refer to Note 32 for details pertaining to the impact of the adoption of IFRS 16 in 2019.

Judgment is required in considering a number of factors to ensure that leases to which the Company is party are classified appropriately as operating or financing. Such factors include whether the lease term is for the major part of the asset’s economic life and whether the present value of minimum lease payments amounts to substantially all of the fair value of the leased asset.

As at December 31, 2018, substantially all of the leases to which the Company is party have been classified as operating leases.

Guarantees

Accounting Policies

Guarantees are not recognized in the consolidated balance sheets, but are disclosed and include contracts or indemnifications that contingently require the Company to make payments to the guaranteed party based on:

•	changes in an underlying;

•	another entity’s failure to perform under an agreement; and

•	failure of a third party to pay its indebtedness when due.

Guarantees are recorded by the Company and recognized as a financial instrument in the consolidated balance sheets when any of the triggering events above result in the Company becoming primarily liable to the contract.

Pension and Other Post-Retirement Benefits
Accounting Policies	Accounting Estimates and Judgments

For employee retirement and other defined benefit plans:

•  accrued liabilities are recorded net of plan assets;

•  costs including current and past service costs, gains or losses on curtailments and settlements, and remeasurements are actuarially determined on a regular basis using the projected unit credit method; and

•  past service cost is recognized in net earnings at the earlier of when i) a plan amendment or curtailment occurs; or ii) related restructuring costs or termination benefits are recognized.

Remeasurements, recognized directly in OCI in the period they occur, are comprised of actuarial gains and losses, return on plan assets (excluding amounts included in net interest) and the effect of the asset ceiling (if applicable).

When a plan amendment occurs before a settlement, the Company recognizes past service cost before any gain or loss on settlement.

Defined contribution plan costs are recognized in net earnings for services rendered by employees during the period.

Estimates and judgments are required to determine discount rates, health care cost trend rates, projected salary increases, retirement age, longevity and termination rates. These assumptions are determined by management and are reviewed annually by the Company’s independent actuaries.

The Company’s discount rate assumption is impacted by:

•  the weighted average interest rate at which each pension and other post-retirement plan liability could be effectively settled at the measurement date;

•  country specific rates; and

•  the use of a yield curve approach. [1]

1  Based on the respective plans’ demographics, expected future pension benefits and medical claims, payments are measured and discounted to determine the present value of the expected future cash flows. The cash flows are discounted using yields on high-quality AA-rated non-callable bonds with cash flows of similar timing where there is a deep market for such bonds. Where the Company does not believe there is a deep market for such bonds (such as for terms in excess of 10 years in Canada), the cash flows are discounted using a yield curve derived from yields on provincial bonds rated AA or better to which a spread adjustment is added to reflect the additional risk of corporate bonds.

Share-Based Compensation
Accounting Policies	Accounting Estimates and Judgments

The accounting for share-based compensation plans is fair value-based.

The grant date is the date the Company and the employee have a shared understanding of the terms and conditions of the arrangement, at which time the Company confers on the employee the right to cash equity instruments, provided the specified vesting conditions, if any, are met.

For those awards with performance conditions that determine the number of options or units to which employees will be entitled, measurement of compensation cost is based on the Company’s best estimate of the outcome of the performance conditions.

For plans settled through the issuance of equity:

•  fair value for stock options is determined on grant date using the Black-Scholes-Merton option-pricing model;

•  fair value for PSUs is determined on grant date by projecting the outcome of performance conditions;

•  compensation expense is recorded over the period the plans vest (corresponding increase to contributed surplus);

•  forfeitures are estimated throughout the vesting period based on past experience and future expectations, and adjusted upon actual vesting; and

•  when exercised, the proceeds and amounts recorded in contributed surplus are recorded in share capital.

For plans settled in cash:

•  a liability is recorded based on the fair value of the awards each period;

•  expense accrues from the grant date over the vesting period; and

•  fluctuations in fair value of the award and related compensation expense are recognized in the period the fluctuation occurs.

Judgment involves determining:

•  the grant date; and

•  the fair value of share-based compensation awards at the grant date.

Estimation involves determining:

•  stock option-pricing model assumptions as described in the weighted average assumptions table below;

•  forfeiture rate for options granted;

•  projected outcome of performance conditions for PSUs, including the relative ranking of the Company’s total shareholder return, including expected dividends, compared with a specified peer group using a Monte Carlo simulation option-pricing model and the outcome of the Company’s synergies relative to the target; and

•  the number of dividend equivalent units expected to be earned.

PSUs vest based on the achievement of performance conditions over a three-year performance cycle. Changes to vesting assumptions may change based on non-market vesting conditions at the end of each reporting period.

RSUs are not subject to performance conditions and vest at the end of the three-year vesting period.

Changes to vesting assumptions are reflected in earnings immediately for compensation cost already recognized.

Related Party Transactions

Accounting Policies

A person or entity is considered a related party if it is:

•  an associate or joint venture of Nutrien;

•  a member of key management personnel, consisting of the Company’s directors and executives as disclosed in the Company’s 2018 Annual Information Form;

•  a post-employment benefit plan for the benefit of Nutrien employees; or

•  a person that has significant influence over Nutrien.

Contingencies

Accounting Policies	Accounting Estimates and Judgments

Generally, a contingent liability arises from past events and is:

•  a possible obligation whose existence will be confirmed only by one or more uncertain future events or non-events outside the control of the Company; or

•  a present obligation not recognized because it is not probable an outflow of resources will be required to settle the obligation, or a reliable estimate of the amount cannot be made.

Contingent liabilities are not recognized in the financial statements but are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote. Where the Company is jointly and severally liable for an obligation, the part of the obligation that is expected to be met by other parties is treated as a contingent liability.

The following judgments are required to determine the Company’s exposure to possible losses and gains related to environmental matters and other various claims and lawsuits pending:

•  prediction of the outcome of uncertain events (i.e., being virtually certain, probable, remote or undeterminable);

•  determination of whether recognition or disclosure in the consolidated financial statements is required; and

•  estimation of potential financial effects.

Where no amounts are recognized, such amounts are contingent and disclosure may be appropriate. While the amount disclosed in the consolidated financial statements may not be material, the potential for large liabilities exists and, therefore, these estimates could have a material impact on the Company’s consolidated financial statements.

Principles of Consolidation

Topic	Accounting Policies			Accounting Estimates and Judgments
Principles of Consolidation

These consolidated financial statements include the accounts of the Company and entities controlled by it (its subsidiaries). Control is achieved by having each of:

•  power over the investee to direct the relevant activities of the investee;

•  exposure, or rights, to variable returns from involvement with the investee; and

•  the ability for the Company to use its power over the investee to affect the amount of the Company’s returns.

Judgment involves:

•  assessing control, including if the Company has the power to direct the relevant activities of the investee; and

•  determining the relevant activities and which party controls them.

The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity.

Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

Consideration is given to:

•  voting rights;

•  the relative size and dispersion of the voting rights held by other shareholders;

•  the extent of participation by those shareholders in appointing key management personnel or board members;

•  the right to direct the investee to enter into transactions for the Company’s benefit; and

•  the exposure, or rights, to variability of returns from the Company’s involvement with the investee.

	Principal (wholly owned) Operating Subsidiaries:	Location	Principal Activity

	• Potash Corporation of Saskatchewan, Inc.	Canada	Mining and/or processing of crop nutrient products and corporate functions
	• Agrium, Inc.	Canada	Manufacturer and distributor of crop nutrients and corporate functions
	• Agrium Canada Partnership	Canada	Manufacturer and distributor of crop nutrients
	• Agrium Potash Ltd.	Canada	Manufacturer and distributor of crop nutrients

	• Agrium U.S. Inc.	United States	Manufacturer and distributor of crop nutrients

	• Nutrien Ag Solutions Argentina S.A. (Argentina)	Argentina	Crop input retailer

	• Cominco Fertilizer Partnership	United States	Manufacturer and distributor of crop nutrients

	• Nutrien Ag Solutions, Inc.	United States	Crop input retailer

	• Nutrien Ag Solutions (Canada) Inc.	Canada	Crop input retailer

	• Landmark Operations Ltd.	Australia	Crop input retailer

	• Loveland Products Inc.	United States	Crop input developer and retailer

	• PCS Sales (Canada) Inc.	Canada	Marketing and sales of the Company’s products

	• PCS Sales (USA), Inc.	United States	Marketing and sales of the Company’s products

	• PCS Phosphate Company, Inc. – PCS Purified Phosphates	United States	Mining and/or processing of phosphate products in the states of North Carolina, Illinois, Missouri and Nebraska

Long-Lived Asset Impairment

Long-Lived Asset Impairment

At the end of each reporting period, the Company reviews conditions to determine whether there is any indication that an impairment exists that could potentially impact the carrying amounts of both its long-lived assets to be held and used and its identifiable intangible assets with finite lives. When such indicators exist, impairment testing is performed. Regardless, goodwill is tested at least annually (in the fourth quarter).

To assess impairment, assets are grouped at the smallest levels for which there are separately identifiable cash inflows that are largely independent of the cash inflows from other assets or groups of assets (this can be at the asset or CGU level).

Where impairment indicators exist for the asset or CGU:

•  the recoverable amount is estimated (the higher of FVLCD and value in use);

•  to assess value in use, the estimated future cash flows are discounted to their present value (using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU for which the estimates of future cash flows have not been adjusted);

•  the impairment loss is the amount by which the carrying amount exceeds its recoverable amount; and

•  the impairment loss is allocated first to reduce the carrying amount of any related goodwill and then pro rata to each asset in the unit (on the basis of the carrying amount).

Non-financial assets, other than goodwill, that previously suffered an impairment loss are reviewed at each reporting date for possible reversal of the impairment.

Judgment involves:

•  identifying the appropriate asset or CGU;

•  determining the appropriate discount rate for assessing value in use; and

•  making assumptions about future sales, margins and market conditions over the long-term life of the assets or CGUs.

The Company cannot predict if an event that triggers impairment will occur, when it will occur or how it will affect reported asset amounts. Asset impairment amounts previously recorded could be affected if different assumptions were used or if market and other conditions change. Such changes could result in non-cash charges materially affecting the Company’s consolidated financial statements.

Impairments were recognized during 2018 and 2017 as shown in Note 16.

Fair Value Measurements

Topic	Accounting Policies			Accounting Estimates and Judgments
Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique.

Fair value measurements are categorized into levels based on the degree to which inputs are observable and their significance:

Fair value estimates:

•  are at a point-in-time and may change in subsequent reporting periods due to market conditions or other factors;

•  can be determined using multiple methods, which can cause values (or a range of reasonable values) to differ; and

•  may require assumptions about costs/prices over time, discount and inflation rates, defaults and other relevant variables.

Determination of the level hierarchy is based on the Company’s assessment of the lowest level input that is significant to the fair value measurement and is subject to estimation and judgment.

	Level 1	Level 2	Level 3

	Unadjusted quoted prices (in active markets accessible at the measurement date for identical assets or liabilities).	Quoted prices (in markets that are not active or based on inputs that are observable for substantially the full term of the asset or liability).	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall measurement.

Restructuring Charges
Restructuring Charges

Plant shutdowns, sales of business units or other corporate restructurings may trigger restructuring costs. Incremental costs for employee termination, contract termination and other exit costs are recognized as a liability and an expense when:

•  a detailed formal plan for restructuring has been demonstrably committed to;

•  withdrawal is without realistic possibility; and

•  a reliable estimate can be made.

Restructuring activities are complex, can take several months to complete and usually involve reassessing estimates throughout the process.

Foreign Currency Transactions
Foreign Currency Transactions

Items included in the consolidated financial statements of the Company and each of its subsidiaries are measured using the currency of the primary economic environment in which the individual entity operates (“the functional currency”).

Foreign exchange gains and losses resulting from the settlement of foreign currency transactions, and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies, are recognized and presented in the consolidated statements of earnings within other expenses, as applicable, in the period in which they arise.

Translation differences from non-monetary assets and liabilities carried at fair value are recognized as part of changes in fair value. Translation differences on non-monetary financial assets such as investments in equity securities classified as FVTOCI are included in OCI. Non-monetary assets measured at historical cost are translated at the average monthly exchange rate prevailing at the time of the transaction, unless the exchange rate in effect on the date that the transaction occurred is available and it is apparent that such rate is a more suitable measurement.

The consolidated financial statements are presented in US dollars, which was determined to be the functional currency of the Company and the majority of its subsidiaries.